Derivatives (Derivatives Associated With Legacy Mortgage Servicing Activities) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Forwards And Futures [Member] Retained Interests Hedging [Member] Hedging Instruments [Member]		Dec. 31, 2010 Forwards And Futures [Member] Retained Interests Hedging [Member] Hedging Instruments [Member]		Dec. 31, 2011 Interest Rate Swaps And Swaptions [Member] Retained Interests Hedging [Member] Hedging Instruments [Member]		Dec. 31, 2010 Interest Rate Swaps And Swaptions [Member] Retained Interests Hedging [Member] Hedging Instruments [Member]		Dec. 31, 2011 Mortgage Servicing Rights [Member] Retained Interests Hedging [Member] Hedged Items [Member]		Dec. 31, 2010 Mortgage Servicing Rights [Member] Retained Interests Hedging [Member] Hedged Items [Member]		Dec. 31, 2011 Other Retained Interests [Member] Retained Interests Hedging [Member] Hedged Items [Member]		Dec. 31, 2010 Other Retained Interests [Member] Retained Interests Hedging [Member] Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional								$ 1,781,000	[1],[2]	$ 5,678,000	[1],[2]
Notional, Forwards and Futures				3,295,000	[1],[2]	3,243,000	[1],[2]
Assets								6,886	[1],[2]	36,693	[1],[2]
Assets, Forwards and Futures				32,709	[1],[2]	5,801	[1],[2]
Liabilities								30,582	[1],[2]	18,234	[1],[2]
Liabilities, Forwards and Futures				614	[1],[2]	9,090	[1],[2]
Gains/(Losses)								29,861	[1],[2]	74,804	[1],[2]
Gains/(Losses), Forwards and Futures				35,851	[1],[2]	32,158	[1],[2]
Mortgage servicing rights (Note 6)	144,069	207,319	302,611									140,619	[2],[3]	203,412	[2],[3]
Fair value of retained interests	988,217	769,750														26,106	[2],[4]	35,436	[2],[4]
Gains/(Losses)												$ (27,474)	[2],[3]	$ (18,913)	[2],[3]	$ 2,568	[2],[4]	$ 5,806	[2],[4]

[1]	Assets included in the Other assets section of the Consolidated Statements of Condition. Liabilities included in the Other liabilities section of the Consolidated Statements of Condition.
[2]	Gains/losses included in the Mortgage banking income section of the Consolidated Statements of Income.
[3]	Assets included in the Mortgage servicing rights section of the Consolidated Statements of Condition.
[4]	Assets included in the Trading securities section of the Consolidated Statements of Condition.